SCHEDULE OF TRANSACTIONS BETWEEN RELATED PARTIES (Details) (Parenthetical)	12 Months Ended
Jan. 31, 2024 shares
Stock Based Compensation for Options [Member]
IfrsStatementLineItems [Line Items]
Stock-based compensation for options to acquire	463,333